Earnings Per Unit	12 Months Ended
Dec. 31, 2013
Earnings Per Unit [Abstract]
Earnings Per Unit
EARNINGS PER UNIT

Basic earnings per unit is computed by dividing the net income (loss) by the weighted average number of units outstanding during a period. To determine net income (loss) allocated to each class of ownership (common and restricted common units), the Partnership first allocates net income (loss) in accordance with the amount of distributions made for the quarter by each class, if any. The remaining net income is allocated to each class in proportion to the class weighted average number of units outstanding for a period, as compared to the weighted average number of units for all classes for the period, with the exception of net losses. Net losses are allocated to just the common units.

As of December 31, 2013, 2012 and 2011, the Partnership had unvested restricted common units outstanding, which are considered dilutive securities. These units will be considered in the diluted weighted average common unit outstanding number in periods of net income. In periods of net losses, these units are excluded from the diluted weighted average common unit outstanding number.

Any warrants outstanding during the period are considered to be dilutive securities. These outstanding warrants will be considered in the diluted weighted average common units outstanding number in periods of net income, except if the exercise price of the outstanding warrants is greater than the average market price of the common units for such periods. In periods of net losses, the outstanding warrants are excluded from the diluted weighted average common units outstanding.

The following table presents the Partnership's calculation of basic and diluted units outstanding for the periods indicated:

	Year Ended December 31,
	2013	2012	2011
	(in thousands)
Weighted average units outstanding during period:
Common units - Basic	153,562	135,609	110,435
Effect of Dilutive Securities:
Warrants	—	—	5,727
Restricted Units	—	—	779
Common units - Diluted	153,562	135,609	116,941

The restricted common units granted under the LTIP, as discussed in Note 16, contain non-forfeitable rights to the distributions declared by the Partnership and therefore meet the definition of participating securities. Participating securities are required to be included in the computation of earnings per unit pursuant to the two-class method. For the year ended December 31, 2011, the Partnership determined that it is more dilutive to apply the two-class method versus the treasury stock method in calculating dilutive earnings per unit. Thus, the unvested restricted common units are included in the computation of the diluted weighted average common unit outstanding calculation, but the denominator in the computation of diluted earnings per common unit only includes the basic weighted average common units outstanding and weighted average warrants outstanding.

The following table presents the Partnership's basic income per unit for the year ended December 31, 2013:

	Total	Common Units	Restricted Common Units
	($ in thousands, except for per unit amounts)
Loss from continuing operations	$(228,171)
Distributions	117,294	$115,351	$1,943
Assumed loss from continuing operations after distribution to be allocated	(345,465)	(345,465)	—
Assumed allocation of loss from continuing operations	(228,171)	(230,114)	1,943
Discontinued operations, net of tax	(49,808)	(49,808)	—
Assumed net loss to be allocated	$(277,979)	$(279,922)	$1,943

Basic loss from continuing operations per unit		$(1.50)
Basic discontinued operations per unit		$(0.32)
Basic and diluted loss per unit		$(1.82)

Diluted loss from continuing operations per unit		$(1.50)
Diluted discontinued operations per unit		$(0.32)
Diluted income per unit		$(1.82)

The following table presents the Partnership's basic and diluted income per unit for the year ended December 31, 2012:

	Total	Common Units	Restricted Common Units
	($ in thousands, except for per unit amounts)
Loss from continuing operations	$(32,146)
Distributions	124,235	$121,504	$2,731
Assumed loss from continuing operations after distribution to be allocated	(156,381)	(156,381)	—
Assumed allocation of loss from continuing operations	(32,146)	(34,877)	2,731
Discontinued operations, net of tax	(118,456)	(118,456)	—
Assumed net loss to be allocated	$(150,602)	$(153,333)	$2,731

Basic loss from continuing operations per unit		$(0.26)
Basic discontinued operations per unit		$(0.87)
Basic net loss per unit		$(1.13)

Diluted loss from continuing operations per unit		$(0.26)
Diluted discontinued operations per unit		$(0.87)
Diluted net loss per unit		$(1.13)

The following table presents the Partnership's basic and diluted income per unit for the year ended December 31, 2011:

	Total	Common Units	Restricted Common Units
	($ in thousands, except for per unit amounts)
Income from continuing operations	$53,649
Distributions	89,062	$87,525	$1,537
Assumed loss from continuing operations after distribution to be allocated	(35,413)	(35,413)	—
Assumed allocation of income from continuing operations	53,649	52,112	1,537
Discontinued operations, net of tax	19,483	19,483	—
Assumed net income to be allocated	$73,132	$71,595	$1,537

Basic income from continuing operations per unit		$0.47
Basic discontinued operations per unit		$0.18
Basic net income per unit		$0.65

Diluted income from continuing operations per unit		$0.45
Diluted discontinued operations per unit		$0.17
Diluted net income per unit		$0.62